MERGER TRANSACTION - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Business Acquisition [Line Items]
MERGER TRANSACTION

3.           MERGER TRANSACTION

As discussed in Note 1, the Company completed a Merger on March 27, 2019. Directly prior to the Merger, the following took place:

•

DSSI formed four wholly-owned subsidiaries organized under the laws of the Republic of the Marshall Islands, referred to as “Products Merger Entity,” “Crude Merger Entity,” “Management Merger Entity” and “Surviving Merger Entity.”

•	CPLP separated its product and crude tanker businesses into separate lines of subsidiaries and contribute them to DSSI (the “Separation”).
•	DSSI issued 12,724,500 additional common shares in connection with the contribution by CPLP.
•	In the Separation, CPLP contributed to DSSI (1) CPLP’s crude and product tanker vessels, (2) an amount in cash equal to $10 million and (3) associated inventories.
•	On March 27, 2019, CPLP distributed on a pro rata basis all 12,725,000 then-outstanding common shares of DSSI to its unitholders of record as of March 19, 2019 (the “Distribution”).

Immediately following the Distribution, the Merger took place, which is detailed as follows:

•	The Pre-Mergers took place:
-	DSS Crude Transport Inc., a wholly-owned subsidiary of DHLP, merged with Crude Merger Entity, with DSS Crude Transport Inc. surviving the merger,
-	DSS Products Transport Inc., a wholly-owned subsidiary of DHLP, merged with Products Merger Entity, with DSS Products Transport Inc. surviving the merger, and
-	Diamond S Technical Management LLC, a wholly-owned subsidiary of DHLP, merged with Management Merger Entity, with Diamond S Technical Management LLC surviving the merger.
•

Following the Pre-Mergers and pursuant to the same plan each of DSS Crude Transport Inc., DSS Products Transport Inc. and Diamond S Technical Management LLC merged with the Surviving Merger Entity, with the Surviving Merger Entity surviving. The Surviving Merger Entity subsequently merged with DSSI, with DSSI surviving.

Pursuant to the Transaction agreement, the CPLP unitholders received 12,725,000 common shares in DSSI, and the DHLP limited partners received common shares of DSSI that were determined by the factor to which DHLP’s net asset value is to the net asset value of DSSI immediately after the Distribution, multiplied by the number of shares distributed to CPLP unitholders after the March 27, 2019 effective date. This equated to the DHLP limited partners receiving 27,165,696 common shares.

The Merger completed on March 27, 2019, and the Company’s common shares commenced trading on the New York Stock Exchange on March 28, 2019.

The Merger was accounted for as a reverse acquisition using in accordance with ASC 805, “Business Combinations.” Based on the structure of the Merger and other activities contemplated by the Transaction Agreement, relative outstanding share ownership, the composition of the Company’s board of directors and the designation of certain senior management positions of the Company, the DHLP subsidiaries are the accounting acquirer for financial reporting purposes.

Further, in accordance with ASU 2017‑01, the Merger was determined to be an asset acquisition as substantially all of the fair value of the gross assets acquired is concentrated in a group of similar identifiable assets.

The consideration transferred, assets acquired, and liabilities assumed are recognized as follows:

Consideration paid and transferred
Cash paid – net of cash received of $16,568	$292,683
Common stock issued to CPLP	236,848
Transaction costs	20,738
Total consideration paid and transferred	$550,269
Net assets acquired
Due from charterers	$4,514
Inventories	6,969
Prepaid expenses and other current assets	1,152
Vessels	537,988
Time charter contracts acquired – assets	7,300
Other noncurrent assets	2,191
Accounts payable and accrued expenses	(7,478)
Deferred charter hire revenue	(2,367)
Net assets acquired	$550,269

Further, as the Merger was determined to be an asset acquisition, the Company recorded the acquired assets and liabilities at the cost of the acquisition, including transaction costs, on the basis of relative fair value. The carrying value of the vessels were recorded in accordance with the principles set forth under ASC Topic 820, “Fair Value Measurement” based upon current market values obtained from at least two independent ship brokers. The time charter contract assets acquired represent an estimate of the fair value of the time charters acquired as of the date of the Merger, and considers the differential between the stated time charter rate and the contracts’ fair value at the time of the Merger.

In connection with the Merger, the incentive units granted under the DHLP unit incentive plan expired with no value. Further, while the Company is now a public company, management believe that, pursuant to various treaties and Section 883 of the U.S. Internal Revenue Code of 1986, the income related to vessel operations will continue to be exempt from U.S. income tax.